                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment           [  ] Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenwood Capital Management
Address: 333 South 7th Street, Suite 2330
         Minneapolis, MN 55402

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jake Hurwitz
Title:    Principal and Senior Portfolio Manager
Phone:    612-333-7774

Signature, Place, and Date of Signing:

/s/ Jake Hurwitz       Minneapolis, MN            October 11, 2006
-------------------   ------------------          --------------------
[Signature]           [City, State]               [Date]


Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[ X ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
28-139                              Ameriprise Financial, Inc.